SEGMENTS - Reconciliation of Adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Adjusted EBITDA for reportable segments	$ 118.6	$ 115.6	$ 337.1	$ 334.8		$ 455.1	$ 398.3	$ 379.4
Interest expense	(25.8)	(32.4)		(97.4)	$ (94.8)
Interest income	0.8	1.2		2.9	4.6	5.9	7.5	5.8
Amortization expense of intangible assets	(24.2)	(24.8)		(72.6)	(74.0)	(98.2)	(93.7)	(91.2)
Depreciation expense included in cost of sales	(20.4)	(21.4)		(62.0)	(64.4)	(89.5)	(84.4)	(73.4)
Depreciation expense included in selling, general and administrative expenses	(2.9)	(2.3)		(6.9)	(6.2)	(7.9)	(7.4)	(7.6)
Transition and transformation costs and non-recurring costs	(7.5)	(11.2)		(33.1)	(20.0)	(42.5)	(52.8)	(120.6)
Restructuring costs	(19.8)	(2.0)		(22.4)	(5.3)	(25.6)	(19.8)	(24.9)
Foreign currency (gain) loss related to Argentina subsidiaries	2.9	0.3		2.7	(0.3)	(1.6)	(11.4)	(2.4)
Adjustment to tax indemnification asset	(0.1)	(0.1)		(1.4)	(1.4)
Merger and acquisition-related costs	0.0	0.9		0.0	0.9	1.0	0.3	7.3
BAIN Capital management fee	0.0	(1.8)		(19.4)	(5.6)	(7.5)	(7.5)	(7.5)
Non-cash pension and other post-employment benefit plan	4.3	3.5		12.0	9.7	12.9	8.8	10.5
Unrealized foreign currency exchange (gain) loss	2.4	8.8		(5.2)	17.6	25.1	(10.8)	(1.8)
Factoring and securitization fees	(1.4)	(1.3)		(3.6)	(3.2)	(4.3)	(3.4)	(0.6)
Share-based compensation	(16.0)	(0.6)		(99.3)	(1.2)	(67.5)	(3.0)
Tax receivable agreement adjustments				(4.1)
Loss on extinguishment of debt	(15.6)	0.0		(15.6)	0.0
Realized foreign currency exchange loss on debt refinancing	(4.5)			(4.5)
Other items	(1.7)	(1.7)		(2.8)	(2.3)	1.7	(0.9)	(2.4)
Income (loss) before income tax provision (benefit)	(22.9)	20.1		(132.1)	57.2	(29.3)	(76.3)	(224.7)
Termination fee				17.5
Operating segments
Segment Reporting Information [Line Items]
Adjusted EBITDA for reportable segments	118.6	115.6		334.8	337.1
Corporate
Segment Reporting Information [Line Items]
Corporate costs	(12.0)	(8.8)		(34.2)	(32.2)	$ 53.9	$ 58.5	$ 57.8
Restructuring costs	$ 0.0	$ (1.5)		$ (0.4)	$ (1.8)